Share Capital and Share-Based Compensation	6 Months Ended
Jun. 30, 2025
Share Capital and Share-Based Compensation [Abstract]
Share Capital and Share-Based Compensation

Note 7 – Share Capital and Share-Based Compensation

No ordinary shares, warrants, RSUs, or stock options were issued, granted, vested, or exercised during the six months ended June 30, 2025.

Total ordinary shares outstanding at June 30, 2025 were 5,850,906.

No share-based compensation expense was recorded during the interim period.